THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 100.1%

	Shares	Value
Consumer Discretionary — 11.8%
Birkenstock Holding *	19,304	$949,371
Boot Barn Holdings *	9,863	1,499,176
Cheesecake Factory	27,105	1,698,399
Mister Car Wash *	225,758	1,356,806
Norwegian Cruise Line Holdings *	66,980	1,358,354
Rush Street Interactive *	226,707	3,377,934
Warby Parker, Cl A *	39,964	876,411
Wingstop	3,787	1,275,234
Wolverine World Wide	45,509	822,803
		13,214,488
Consumer Staples — 2.5%
Freshpet *	15,191	1,032,380
Sprouts Farmers Market *	10,960	1,804,455
		2,836,835
Energy — 6.0%
Aris Water Solutions, Cl A	61,493	1,454,309
Centrus Energy, Cl A *	6,065	1,110,987
Magnolia Oil & Gas, Cl A	45,791	1,029,382
Northern Oil & Gas	24,841	704,242
Par Pacific Holdings *	71,093	1,886,097
Uranium Energy *	85,117	578,796
		6,763,813
Financials — 8.5%
Mr Cooper Group *	6,122	913,464
Palomar Holdings *	9,532	1,470,311
Piper Sandler	5,970	1,659,302
Seacoast Banking Corp of Florida	31,213	862,103
Shift4 Payments, Cl A *	8,369	829,451
Western Alliance Bancorp	14,547	1,134,375
Wintrust Financial	21,616	2,679,952
		9,548,958
Health Care — 18.7%
ADMA Biologics *	115,376	2,100,997
Akero Therapeutics *	8,074	430,829
Arcellx *	8,272	544,711
ARS Pharmaceuticals *	36,732	640,973
Axsome Therapeutics *	6,485	676,969
Bridgebio Pharma *	31,652	1,366,733
Disc Medicine, Cl A *	10,895	576,999
Guardant Health *	40,574	2,111,471
Insmed *	24,601	2,475,845

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Health Care — continued
Mirum Pharmaceuticals *	24,989	$1,271,690
Newamsterdam Pharma *	28,311	512,712
Nuvalent, Cl A *	13,382	1,021,047
ORIC Pharmaceuticals *	14,815	150,372
RadNet *	18,037	1,026,486
REVOLUTION Medicines *	22,620	832,190
Soleno Therapeutics *	2,716	227,546
TG Therapeutics *	29,438	1,059,474
Verona Pharma ADR *	29,233	2,764,857
Waystar Holding *	18,695	764,065
Xenon Pharmaceuticals *	14,509	454,132
		21,010,098
Industrials — 26.7%
ACV Auctions, Cl A *	82,792	1,342,886
BWX Technologies	36,165	5,209,930
Casella Waste Systems, Cl A *	18,153	2,094,493
Clean Harbors *	5,064	1,170,695
Crane	5,830	1,107,059
Embraer ADR	55,376	3,151,448
ExlService Holdings *	26,005	1,138,759
FTAI Aviation	11,684	1,344,127
GATX	2,765	424,593
Kornit Digital *	46,260	921,037
Kratos Defense & Security Solutions *	56,288	2,614,578
Mueller Water Products, Cl A	37,163	893,398
Planet Labs PBC *	94,367	575,639
REV Group	61,682	2,935,446
ROCKET LAB CORP *	33,766	1,207,810
SkyWest *	25,116	2,586,195
TFI International	11,265	1,010,133
Voyager Technologies, Cl A *	4,964	194,837
		29,923,063
Information Technology — 20.9%
Alkami Technology *	38,248	1,152,795
Appfolio, Cl A *	7,209	1,660,089
Astera Labs *	10,877	983,498
Clearwater Analytics Holdings, Cl A *	21,318	467,504
CommVault Systems *	5,747	1,001,875
Core Scientific *	72,069	1,230,218
Credo Technology Group Holding *	5,016	464,431
Descartes Systems Group *	18,580	1,888,564
Elastic *	7,307	616,199

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Information Technology — continued
Fabrinet *	4,330	$1,275,964
Itron *	7,063	929,703
Klaviyo, Cl A *	19,786	664,414
Lattice Semiconductor *	21,793	1,067,639
MACOM Technology Solutions Holdings *	8,759	1,255,077
Mirion Technologies, Cl A *	91,821	1,976,906
Nova *	3,810	1,048,512
Olo, Cl A *	44,872	399,361
OSI Systems *	10,227	2,299,643
SentinelOne, Cl A *	17,286	315,988
SPS Commerce *	3,586	488,019
Wix.com *	9,981	1,581,589
Workiva, Cl A *	3,337	228,418
Zeta Global Holdings, Cl A *	30,862	478,052
		23,474,458
Materials — 2.3%
Carpenter Technology	8,056	2,226,517
Ramaco Resources, Cl A	25,300	332,442
		2,558,959
Real Estate — 2.5%
Tanger ‡	89,686	2,742,598
Utilities — 0.2%
Oklo, Cl A *	4,268	238,965
Total Common Stock (Cost $89,686,254)		112,312,235
Total Investments - 100.1% (Cost $89,686,254)		$112,312,235

Percentages are based on Net Assets of $112,261,612.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

NIC-QH-001-1300